LOANS (Details 9) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Loan Servicing
Unpaid principal balances of mortgage loans serviced	$ 188,337,000	$ 186,288,000
Custodial escrow balances	763,000	578,000
Servicing Rights:
Beginning balance	1,343,887	1,152,436	834,675
Additions	270,088	445,812	627,999
Amortization	(385,248)	(409,361)	(346,238)
Change in valuation allowance	(20,000)	155,000	36,000
Ending balance	1,208,727	1,343,887	1,152,436
Valuation Allowance:
Beginning balance	59,000	214,000	250,000
Additions expensed	34,000	73,000	92,000
Reductions credited to operations	14,000	228,000	128,000
Ending balance	79,000	59,000	214,000
Fair value of servicing rights	1,600,000	1,700,000
Assumptions used in determination of fair value
Discount rate (as a percent)	12.00%	12.00%
Weighted average amortization period	6 years 3 months 18 days
Estimated amortization expense for each of the next five years
2015	316,000
2016	246,000
2017	184,000
2018	134,000
2019	$ 98,000
Minimum
Assumptions used in determination of fair value
Prepayment speeds (as a percent)	7.90%	7.00%
Default rates (as a percent)	0.10%	0.10%
Maximum
Assumptions used in determination of fair value
Prepayment speeds (as a percent)	35.00%	23.50%
Default rates (as a percent)	0.90%	0.90%